Consolidated Balance Sheets - USD ($)	Sep. 30, 2015	Mar. 31, 2015
Current assets
Cash and cash equivalents	$ 696,193	$ 1,028,381
Accounts receivable, net	66,032	63,533
Investment tax credits receivable	74,660	300,404
Other tax credits	58,820	53,570
Prepaid expenses	5,709	12,976
Total Current Assets	901,414	1,458,864
Investments	$ 112,737	788
Intangible assets		4,358
Property and equipment, net	$ 25,338	24,506
Total Assets	1,039,489	1,488,516
Current liabilities
Accounts payable	25,965	25,309
Accrued liabilities	66,390	87,143
Deferred revenue	111,063	186,034
Total current liabiliities	203,418	$ 298,486
Deferred rent	$ 11,969
Shareholders' equity:
Preferred shares, no par value, non-cumulative dividend at a rate to be determined by the Board of Directors redeemable for CDN $1 per share. Unlimited authorized shares; issued and outstanding NIL shares at September 30, 2015 and March 31, 2015.
Special shares, no par value, non-voting, Unlimited authorized shares; issued and outstanding NIL shares at September 30, 2015 and March 31, 2015.
Common shares, no par value, Unlimited authorized shares; 150,789,832 shares issued and outstanding as at September 30, 2015 and 143,843,889 shares as at March 31, 2015.	$ 19,432,795	$ 19,432,795
Additional paid-in capital	2,988,207	2,995,865
Accumulated deficit	(21,191,047)	(20,901,590)
Accumulated other comprehensive income	(405,853)	(297,040)
Total shareholders' equity	824,102	1,190,030
Total liability and equity	$ 1,039,489	$ 1,488,516